Investment in Aqualung Carbon Capture SA	6 Months Ended
Dec. 31, 2023
Investment in Aqualung Carbon Capture SA
Investment in Aqualung Carbon Capture SA

3.Investment in Aqualung Carbon Capture SA

Changes in the Company’s Investment in Aqualung during the period ended December 31, 2023 and year ended June 30, 2023 are summarized as follows:

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	(2)
Balance, December 31, 2023	$3,312